SCHEDULE OF LOSS BEFORE INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic					$ (44,529)	$ (21,654)
Foreign					20	(17)
Loss before income taxes	$ (1,234)	$ (26,592)	$ (12,565)	$ (38,761)	$ (44,509)	$ (21,671)